File Nos. 002-98772

811-04347

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 19, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT	☒
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 168	☒
REGISTRATION STATEMENT	☒
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 211	☒

GMO TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

with a copy to:

Thomas R. Hiller, Esq.
J.B. Kittredge, Esq.	Ropes & Gray LLP
GMO Trust	Prudential Tower
40 Rowes Wharf	800 Boylston Street
Boston, Massachusetts 02110	Boston, Massachusetts 02199

(Name and address of agents for service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b), or
☐	On , pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1), or
☐	75 days after filing pursuant to paragraph (a)(2), of Rule 485.

This filing relates only to the 46 series of the Registrant listed on the front cover of the GMO Trust Prospectus, dated June 30, 2013, and filed with the Securities and Exchange Commission on June 28, 2013 with Post-Effective Amendment No. 167 under the Securities Act of 1933, as amended, and Amendment No. 210 under the Investment Company Act of 1940, as amended. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 168 under the 1933 Act and Amendment No. 211 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 19th day of July, 2013.

GMO Trust

By:	J.B. KITTREDGE*
J.B. Kittredge
Title:	President; Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 168 to GMO Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE*	Trustee; President; Chief Executive Officer; Principal Executive Officer	July 19, 2013
J.B. Kittredge

SHEPPARD N. BURNETT*	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	July 19, 2013
Sheppard N. Burnett

DONALD W. GLAZER*	Trustee	July 19, 2013
Donald W. Glazer

PETER TUFANO*	Trustee	July 19, 2013
Peter Tufano

PAUL BRAVERMAN*	Trustee	July 19, 2013
Paul Braverman

* By:	/s/ Jason Harrison
Jason Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Donald W. Glazer and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 138 to the Registration Statement under the 1933 Act and Amendment No. 173 to the Registration Statement under the 1940 Act on September 29, 2009, pursuant to Powers of Attorney for each of Sheppard N. Burnett and J.B. Kittredge (in his capacity as President, Chief Executive Officer, and Principal Executive Officer) filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and pursuant to Powers of Attorney for each of Paul Braverman and J.B. Kittredge (in his capacity as Trustee) filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010.

GMO TRUST ANNUAL UPDATE 485(b) XBRL FILING (JULY 2013)

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.